Risk management	12 Months Ended
Dec. 31, 2020
Risk management
Risk management

30.         Risk management

30.1       Exchange rate risk

The Ecopetrol Business Group operates mainly in Colombia and makes sales in the local and international markets, for that reason, it is exposed to exchange rate risk. The impact of exchange rate fluctuations, especially the Colombian peso/U.S. dollar exchange rate, has been material considering events presented during 2020 such as the disagreement between the members of the Organization of Petroleum Exporting Countries (OPEP) and Russia to maintain the cuts in production and the effects of the Covid-19 pandemic.

As of December 31, 2020, the Colombian peso depreciated 4.7%, going from a closing rate as of December 31, 2019 of COP$3,277.14 to COP$3,432.5 pesos per dollar.

When the Colombian peso depreciates, export earnings, when converted to pesos, increase, and imports and external debt service become more expensive.

The balance of financial assets and liabilities denominated in foreign currency for the years ended December 31, is presented in the following table:

(in USD$Million)	2020	2019
Cash and cash equivalents	197	114
Other financial assets	1,164	1,468
Trade receivables and payables, net	203	81
Loans and borrowings	(11,814)	(9,429)
Other assets and liabilities, net	277	64
Net liability position	(9,973)	(7,702)

Of the total net position, USD$(10,158) million correspond to net liabilities of companies with the Colombian peso as its functional currency, of which USD$(8,549) correspond to loans used as hedging instruments whose valuation is recognized in other comprehensive income, the exchange rate difference valuation of the remaining net liabilities for USD$(1,609) million affect the profit or loss. Likewise, USD$(185) million of the net position correspond to monetary assets and liabilities of Group companies with a functional currency different from the Colombian peso, whose valuation is recognized in profit or loss.

30.2    Sensitivity analysis for exchange rate risk

The following is the effect of a change of 1% and 5% in the exchange rate of the Colombian peso as compared with the U.S. dollar, on the balance of financial assets and liabilities denominated in foreign currency as of December 31, 2020:

Scenario / Variation in	Effect on income	Effect on other
the exchange rate	before taxes (+/–)	comprehensive income (+/–)
1%	(48,866)	(293,457)
5%	(244,330)	(1,467,286)

30.3    Cash flow hedge for future exports

In order to present on financial statements the effect of the natural hedge between exports and debt, and considering that the exchange rate risk materializes when the exports are made, on October 1, 2015, the Board of Directors designated the amount of USD$5,440 million of Ecopetrol’s foreign currency debt as a hedge instrument of future revenue from crude oil exports, for the period 2015–2023 in accordance with IFRS 9 – Financial instruments.

The following is the movement of foreign currency debt designated as a non–derivative hedging instrument for the years ended December 31, 2020 and 2019:

(USD$Million)	2020	2019
Hedging instrument at the beginning of the period	1,300	1,300
Reassignment of hedging instruments	1,230	5,551
Realization of exports	(1,230)	(5,551)
Hedging instrument at the end of the period	1,300	1,300

The following is the movement in other comprehensive income for the years ended December 31, 2020, 2019 and 2018:

	2020	2019	2018
Opening balance	(135,748)	(374,079)	159,295
Exchange difference	(201,967)	(35,607)	(704,871)
Reclassification to profit or loss	193,374	386,773	(128,404)
Ineffectiveness	9,779	5,173	35,617
Deferred income tax	(1,908)	(118,008)	264,284
Closing balance	(136,470)	(135,748)	(374,079)

The expected reclassification of the cumulative exchange difference from other comprehensive income to the profit or loss is as follows:

	Before
Year	taxes	Taxes	After taxes
2021	(71,358)	21,408	(49,950)
2022	(71,358)	21,408	(49,950)
2023	(52,245)	15,675	(36,570)
	(194,961)	58,491	(136,470)

30.4    Hedge of a net investment in a foreign operation

The Board of Directors approved the application of net investment hedge accounting from June 8, 2016. The measure is intended to reduce the volatility of non–operating income due to exchange rate variations. The net investment hedge will be applied on a portion of the Ecopetrol Business Group’s investments in foreign operations, in this case on investments in subsidiaries which have the U.S. dollar as their functional currency, using a portion of the Ecopetrol Business Group’s U.S. dollar denominated debt as the hedging instrument.

Ecopetrol designated as the hedged item the net investments in Oleoducto Central S.A. (Ocensa), Ecopetrol América LLC., Hocol Petroleum Ltd, (HPL) and Refinería de Cartagena S.A.S. (Reficar) and as a hedging instrument a portion of its debt denominated in US dollars, in a total amount equivalent to USD$5.2 billion. During 2019 and 2020 Ecopetrol S.A. expanded this hedge for USD$2,049 million to include in the designation the investments in Ecopetrol Permian LLC and Ecopetrol Brasil and add a greater amount in Reficar. The total hedged value as of December 31, 2020 is USD$7,249 million.

The following is the movement in other comprehensive income for the years ended December 31:

	2020	2019	2018
Opening balance	1,130,583	1,069,316	97,362
Exchange difference	520,490	87,524	1,381,900
Ineffectiveness	—	—	378
Deferred income tax	(156,147)	(26,257)	(410,324)
Closing balance	1,494,926	1,130,583	1,069,316

30.5    Hedging with financial derivatives

In 2020, Ecopetrol carries out forward non-delivery operations for the sale of dollars in order to mitigate the volatility of the exchange rate in the cash flow required for the Company's operations. As of December 31, 2020, the Group has open positions for COP$91,305.

The impact on the profit or loss as of December 31, 2020 due to the settlement of these hedges generated a loss of COP$62,911 (2019 – COP$60,740) and the amount recognized in the other comprehensive income was a profit of COP$51,486 (2019 – COP$43,141).

30.6    Commodity price risk

The price risk of raw materials is associated with the Group’s operations, both exports and imports of crude oil, natural gas and refined products. In order to mitigate this risk, the Group has implemented hedges to partially protect the results from price fluctuations, considering that part of the financial exposure under contracts for the purchase of crude oil and refined products depends on the international oil prices.

The risk of such exposure is partially hedged in a natural way, as an integrated Group (with operations in the exploration and production, transportation and logistics and refining segments) and carries out both crude exports at international market prices and sales of refined products at prices correlated with international prices.

The Group has a policy for the execution of (strategic and tactical) hedges and implemented processes, procedures and controls for their management. The main purpose of the strategic hedging program is to protect the Group’s consolidated financial statements from the volatility of market variables in a given period of time, to protect income and thus cash flow. On the other hand, tactical hedges allow to capture value in trading operations and Asset Backed Trading (ABT), thereby mitigating the market risk of specific operations.

The following is the detail of the operations during 2020:

1)Strategic hedges

The operations were oriented to specifically protect income and cash flow, limit losses, cover production costs and avoid potential closures of production fields (Apiay, Caño Sur and Chichimene), and therefore a possible acceleration in the decline of the basic curve. For this purpose, hedges for about 30 million barrels (MMBLS) were managed.

The operations carried out during 2020 were managed considering the analysis, approval, monitoring and compliance processes as defined in current policies and procedures, achieving the objectives defined for the hedge. In addition, these operations were classified as effective in accordance with IFRS standards. The benefit of these contracts was USD$42.7 million.

2)Tactical hedges

The commitments in physical spots and term contracts in the commercialization activity represent an exposure to the price risk of commodities, in particular the risk associated with the volatility of the price of crude oil and refined products. Although said exposure is part of the natural risk of the production, refining and commercialization activity carried out by Ecopetrol, in order to maximize value capture, Ecopetrol can concentrate the risk exposure in terms of time and/or indicator that differs from the Company’s natural price risk profile.

Swaps operations for 18 MMBLS to mitigate risks associated with storage marketing strategies, anticipated purchases of raw materials, supply to refineries and international sales delivered at the destination port expired last year. Such strategies – together with their hedge – allowed to get benefits of around USD$15 million.

Similarly, hedges on exports of heavy fuel oil were made in 2020 corresponding to 3.7 MMBLS; this operation allowed to guarantee profits in the mount of USD$25.5 million.

As of the date of this report, the Group has in its asset a swap position of COP$7,572 and a forward position of COP$91,305 (Note 9). These derivative operations are recognized under cash flow hedge accounting.

30.7       Credit risk

Credit risk is the risk that the Ecopetrol Business Group may suffer financial losses as a consequence of default of: (a) payments by its clients for the sale of crude oil, gas, products or services; (b) financial institutions in which it keeps investments, or (c) by counterparties with which it has contracted financial instruments.

Credit risk related to customers

In the selling process of crude oil, gas, refined products and petrochemicals, and transport services, the Ecopetrol Business Group may be exposed to credit risk in the event that customers fail to fulfill their payment obligations. The Ecopetrol Business Group’s risk management strategy has designed mechanisms and procedures that aim to minimize such events, thus safeguarding the Ecopetrol Business Group’s cash flow.

The Ecopetrol Business Group performs a continuous analysis of the financial strength of its counterparties, by classifying them according to their risk level and financial guarantees in the event of a default of payments. Similarly, the Ecopetrol Business Group continuously monitors national and international market conditions for early alerts of major changes that may have an impact on the timely payment of obligations from customers.

For the receivables that are considered exposed to credit risk, Ecopetrol Business Group make individual analysis of each customer’s situation to determine the value of impairment to recognize in financial statements. The Ecopetrol Business Group performs administrative and legal actions required to recover amounts past due and charges interest from customers that fail to comply with payment policies.

An aging analysis of the accounts receivable portfolio in arrears, but not impaired, as of December 31, 2020 and 2019 is as follows:

	2020	2019
Less than 3 months overdue	56,144	243,893
Between 3 and 6 months overdue	1,270	136,700
More than 6 months overdue	301,858	267,525
	359,272	648,118

Credit risk in financial assets

Following the promulgation of Decree 1525 of 2008, which provides general rules on investments for public entities, Ecopetrol’s management established guidelines for its investment portfolios. These guidelines determine that investments in Ecopetrol’s U.S. dollar portfolios are generally limited to investments of cash excess in fixed–income securities issued by entities rated A or higher in the long term and A1/P1/F1 or higher in the short term (international scale) by Standard & Poor’s Ratings Services, Moody’s Investors Service or Fitch Ratings.

In addition, Ecopetrol S.A. may also invest in securities issued or guaranteed by the United States of America or Colombia governments, without regard to the ratings assigned to such securities. In Ecopetrol’s Colombian Peso portfolio, it must invest the cash excess in fixed–income securities of issuers rated AAA in the long term, and F1+/BRC1+ in the short term (local scale) by Fitch Ratings Colombia or BRC Standard & Poor’s. Likewise, the Company may also invest in securities issued or guaranteed by the national government without qualification restrictions.

In order to diversify the risk in the  Colombian Peso portfolio, Ecopetrol does not invest more than 10% of the cash excess in one specific issuer. In the case of the U.S. dollar portfolio, Ecopetrol does not invest more than 5% of the cash excess in one specific issuer in the short term (up to one year), or 1% in the long term.

The credit rating of issuers and counterparties in transactions involving financial instruments is disclosed in Note 6 – Cash and cash equivalents, Note 9 – Other financial assets and Note 22 – Provisions for employees’ benefits.

30.8       Interest rate risk

Interest rate risk arises from Ecopetrol’s exposure to changes in interest rates because the Ecopetrol Business Group has investments in fixed and floating–rate instruments and has issued floating rate debt linked to LIBOR, DTF and CPI interest rates. Thus, interest rate volatility may affect the fair value and cash flows of the Ecopetrol Business Group’s investments and the financial expense of floating rate loans and financing.

As of December 31, 2020, 16% (2019, 17% and 2018, 17%) of the Ecopetrol Business Group’s indebtedness is linked to floating interest rates. As a result, if market interest rates rise, financing expenses will increase, which could have an adverse effect on the results of operations.

Ecopetrol controls the exposure to interest rate risk by establishing limits to the portfolio  duration, Value at Risk – VAR and tracking error.

Autonomous equities linked to Ecopetrol’s pension obligations are also exposed to changes in interest rate, as they include fixed and floating rate instruments that are recognized according to the mark to market. Colombian regulation for pension funds, as stipulated in the Decree 941 of 2002 and Decree 1861 of 2012, indicates that they have to follow the same regime as the regular obligatory pension funds in their moderate portfolio.

The following table provides information about the sensitivity of the Ecopetrol Business Group’s results and other comprehensive income for the next 12 months to variations in interest rate of 100 basis points:

			Effect on Other
	Effect on profit or loss (+/–)		Comprehensive Income (+/–)
	Financial	Financial
	Assets	Liabilities	Plan Assets
+100 basis points	(25,878)	60,577	(557,002)
–100 basis points	25,878	(59,459)	557,901

A sensitivity analysis of discount rates on pension plan assets and liabilities is disclosed in Note 22 – Provisions for employees’ benefits.

30.9       Liquidity risk

The ability to access credit and capital markets to obtain resources for the investment plan execution for the Business Group may be limited due to adverse changes in market conditions. A global financial crisis could worsen risk perception in emerging markets.

Events that could affect the political and regional environment of Colombia may make it difficult for our subsidiaries to access the capital markets. These conditions, together with potential significant losses in the financial services sector and changes in credit risk assessments, may make it difficult to obtain resources on favorable terms. As a result, the Ecopetrol Business Group may be forced to review the conditions of the investment plan (as necessary), or access financial markets under unfavorable terms, thereby negatively affecting the Ecopetrol Business Group’s results of operations and financial results.

Liquidity risk is managed in accordance with the Ecopetrol Business Group’s policies aimed at ensuring that enough cash flows to comply with the Ecopetrol Business Group’s financial commitments within the established dates and with no additional costs. The main method for the measurement and monitoring of liquidity is cash flow forecasting.

The following is a summary of the maturity of financial liabilities as of December 31, 2020. The amounts disclosed in the table are the contractual undiscounted cash flows. The payments in foreign currency were restated taking a constant exchange rate of COP$3,432.50 per U.S. dollar:

	Up to 1 year	1–5 years	5–10 years	> 10 years	Total
Loans (payment of principal and interest)	3,585,623	33,051,812	17,701,887	13,750,003	68,089,325
Trade and other payables	8,449,041	21,064	—	—	8,470,105
Total	12,034,664	33,072,876	17,701,887	13,750,003	76,559,430

30.10       Capital management

The main objective of the capital management of the Ecopetrol Business Group is to ensure a financial structure that optimizes the cost of capital, maximizes the rate of return to its shareholders and allows access to financial markets at a competitive cost to cover financial needs that support an investment grade credit rating profile.

The following is the leverage ratio as of December 31, 2020 and 2019:

	2020	2019
Loans and borrowings (Note 20)	46,731,754	38,239,139
Cash and cash equivalents (Note 6)	(5,082,308)	(7,075,758)
Other financial assets (Note 9)	(3,071,659)	(4,979,292)
Net financial debt	38,577,787	26,184,089
Equity (Note 24)	53,499,363	58,231,628
Leverage (1)	41.90%	31.02%
(1)	Leverage = Net financial debt / (Net financial debt + Equity)

The movement of the net financial debt is detailed in Note 20.7.